Income Taxes - Income taxes expense (benefit) recognized directly in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$ 25	$ 169	$ (15)